SHAREHOLDERS' EQUITY (Details Textual) - USD ($)	1 Months Ended	3 Months Ended					6 Months Ended		12 Months Ended
	Feb. 15, 2013	Jun. 30, 2015	Mar. 24, 2015	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 09, 2014	Sep. 18, 2013	Jan. 17, 2013
Common Stock, Shares Authorized		150,000,000					150,000,000		150,000,000	150,000,000
Common stock, par value		$ 0.001					$ 0.001		$ 0.001	$ 0.001
Quantity of Securities Issued									85,000
Share Based Compensation, Vested expense							$ 26,600	$ 82,500	$ 1,496,146,000
Share Based Compensation expenses, unvested expense									405,854,000
Share-based Compensation Expense		$ 121,554			$ 361,938		751,710	$ 926,164	$ 1,509,005,000	$ 2,254,898,000
Share-based Compensation, Total							19,450
Stock To Be Issued During Period For Services Value							$ 285,142
Investor Relations Agreement [Member]
Common Stock, Shares Authorized											300,000	690,000	250,000
Quantity of Securities Issued							600,000	300,000	690,000	50,000
Share Based Compensation, Shares, New Issues									1,195,000	450,000
Share Based Compensation, Vested expense				$ 1,000		$ 26,000	$ 187,500	$ 159,450	$ 358,000,000	$ 229,950,000
Investor Relations Agreement 2 [Member]
Quantity of Securities Issued									300,000
Consultant [Member]
Quantity of Securities Issued							200,000		200,000
Granted							100,000		100,000
Stock Issued During Period, Shares, Issued for Services							126,296		126,296
Stock To Be Issued During Period For Services Value							$ 55,521		$ 55,521
Consultant 2 [Member]
Granted									100,000
Stock Issued During Period, Shares, Issued for Services							85,000		343,907
Share-based Compensation, Total									$ 101,300,000
Stock To Be Issued During Period For Services Value							$ 37,900
Dillen [Member]
Granted							200,000		200,000
Share-based Compensation not yet vested							400,000		400,000
Share-based Compensation, Options, Outstanding		350,000					350,000		200,000
Stock Issued During Period, Shares, Issued for Services							600,000		600,000
Stock unit, vested during period									250,000
Share-based Compensation Expense							$ 75,932		$ 92,544,000
Debt Exchange 1 [Member]
Debt exchanged							$ 742,300		$ 742,300
Share conversion price							$ 0.40		$ 0.40
Stock issued							1,855,747		1,855,747
Debt Exchange 2 [Member]
Debt exchanged									$ 779,000,000
Stock issued							1,900,000		1,900,000
Dawson James [Member]
Investment Warrants, Exercise Price							$ 0.10		$ 0.10
Investment Warrants Expiration Date							Dec. 06, 2018		Dec. 06, 2018
Class of Warrant or Right, Outstanding		380,973					380,973		380,973
Compensation For Consulting Services		$ 50,000					$ 50,000		$ 50,000
Compensation For Consulting Services Rate		8.00%					8.00%		8.00%
Principal And Accrued Interest Of Warrant		$ 54,548					$ 54,548		$ 54,548
February 2014 Convertible Debenture [Member]
Granted							250,000		250,000
Investment Warrants, Exercise Price			$ .30				$ 0.50		$ .50
Investment Warrants Expiration Date							Feb. 13, 2019		Feb. 13, 2019
Equity Plan [Member]
Common Stock, Shares Authorized		10,000,000					10,000,000		10,000,000
Share-based Compensation, Options, Outstanding		62,000					62,000
Stock Issued During Period, Shares, Issued for Services							1,071,772		937,844
Available for future grant		459,489					459,489		678,917
Share Based Compensation, Shares, New Issues							21,000		92,000
Share-based Compensation Expense							$ 361,938
Class of Warrant or Right, Outstanding		123,500					123,500
Employee Stock Option [Member] | Equity Plan [Member]
Share-based Compensation, Options, Outstanding									113,000
Stock Units [Member] | Equity Plan [Member]
Share-based Compensation, Options, Outstanding									8,270,239
Stock Unit 2 [Member]
Granted	6,000,000								75,000
Share Based Compensation Options Vested In Period	2,000,000						500,000
Share-based Compensation not yet vested	4,000,000
Stock Issued During Period, Shares, Issued for Services	852,273
Stock unit, vested during period	5,500,000
Share-based Compensation Expense	$ 2,139,000,000	$ 210,000							$ 6,352,000
Stock Unit [Member]
Granted	300,000								852,273
Share Based Compensation Options Vested In Period	224,993						41,667
Stock unit, vested during period	183,326
Share-based Compensation Expense	$ 71,039,000						$ 11,667		$ 281,250,000
Stock Unit [Member] | Board of Directors Chairman [Member]
Granted							500,000		136,144
Share Based Compensation, Vested expense							$ 37,000
Share-based Compensation Expense							$ 1,184,250		$ 48,000,000